Note 11 - Long-term Debt (Details) - USD ($)																																																							1 Months Ended									12 Months Ended
	Dec. 07, 2023	Dec. 05, 2023	Nov. 16, 2023	Oct. 13, 2023	Sep. 07, 2023	Jun. 20, 2023	May 30, 2023	May 25, 2023	Apr. 24, 2023	Mar. 23, 2023	Mar. 16, 2023	Jan. 11, 2023	Jan. 09, 2023	Jan. 04, 2023	Dec. 20, 2022	Dec. 19, 2022	Dec. 07, 2022	Dec. 05, 2022	Nov. 22, 2022	Nov. 21, 2022	Nov. 14, 2022	Oct. 13, 2022	Oct. 07, 2022	Sep. 30, 2022	Sep. 14, 2022	Jul. 01, 2022	Jun. 29, 2022	Jun. 28, 2022	Jun. 23, 2022	Jun. 21, 2022	Jun. 17, 2022	May 11, 2022	Apr. 29, 2022	Apr. 28, 2022	Apr. 11, 2022	Mar. 08, 2022	Feb. 01, 2022	Jan. 31, 2022	Jan. 18, 2022	Jan. 07, 2022	Jan. 05, 2022	Dec. 21, 2021	Oct. 25, 2021	Oct. 12, 2021	Aug. 25, 2021	Aug. 12, 2021	Jun. 24, 2021	Jun. 10, 2021	Jun. 07, 2021	Jun. 04, 2021	Nov. 11, 2020	Feb. 18, 2020	Dec. 11, 2018	Nov. 30, 2018	Nov. 30, 2023	Jan. 31, 2023	Jun. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 01, 2023	Jun. 19, 2023	May 26, 2023	Apr. 19, 2023	Dec. 15, 2022	Dec. 14, 2022	Nov. 17, 2022	Nov. 11, 2022	Sep. 29, 2022	May 12, 2022	Apr. 21, 2022	Apr. 05, 2022	Jan. 26, 2022	Dec. 28, 2021	Dec. 24, 2021	Dec. 10, 2021	Sep. 10, 2021	Jul. 27, 2021	Jul. 16, 2021	Jul. 09, 2021	Jul. 08, 2021	Jun. 01, 2021	May 25, 2021	Mar. 29, 2021	Mar. 24, 2021	Mar. 19, 2021	Mar. 18, 2021	Mar. 16, 2021	Jan. 27, 2021	Dec. 15, 2020	Nov. 10, 2020	May 29, 2020	Apr. 24, 2020	Feb. 13, 2020	Jul. 18, 2019	Jun. 28, 2019	Jun. 24, 2019	Jun. 18, 2019	Nov. 27, 2018	Jul. 17, 2018	Aug. 03, 2017	Aug. 01, 2017
Long-Term Debt, Current Maturities																																																																$ 347,027,000	$ 320,114,000
Long-Term Debt, Gross																																																																$ 2,365,083,000	2,607,534,000
Term Loan, Value Maintenance Clauses for Specific One																																																																140.00%
Interest Costs Capitalized to Vessels and Advances, Net																																																																		$ 465,000
Interest Expense																																																																$ 152,123,000	107,205,000	72,261,000
Other Long-Term Debt																																																																632,892,000	678,930,000
Interest Expense, Debt, Total																																																																129,247,000	104,613,000	74,017,000
Interest and Finance Costs [Member]
Interest Expense, Debt, Total																																																																$ 129,247,000	104,613,000	73,552,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																																																																100.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																																																																125.00%
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Debt Instrument, Face Amount																																																																																						$ 120,000,000
Proceeds from Issuance of Debt																																																												$ 30,150,000	$ 27,600,000	$ 28,050,000	$ 34,200,000
Repayments of Debt						$ 16,310,000					$ 6,985,000																													$ 51,885,000		$ 38,844,000
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Debt Instrument, Face Amount																																																																$ 50,661,000																					$ 125,000,000
Proceeds from Issuance of Debt																																																										$ 14,100,000	$ 33,645,000	7,347,000	$ 32,430,000	18,000,000			13,374,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																33,209,900
Repayments of Debt		$ 5,510,000								$ 5,226,000																							$ 38,020,000
Long-Term Debt, Current Maturities																																																																11,501,000
Hunting License Facility Agreement for Dry Bulk Vessels [Member]
Debt Instrument, Face Amount																																																																																				$ 150,000,000
Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Long-Term Debt, Gross																																																																41,695,000	47,884,000
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Debt Instrument, Face Amount																																																																																	$ 100,000,000
Proceeds from Issuance of Debt																																																																	56,700,000
Repayments of Debt						49,469,000
Long-Term Debt, Gross																																																																0	52,361,000
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Costs Capitalized to Vessels and Advances, Net																																																																		465,000
Interest Expense																																																																16,957,000	17,821,000	16,715,000
Financial Arrangement, Share Purchase Agreement [Member]
Repayments of Long-Term Debt																															$ 77,435,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																32,022,000
Interest Expense																																																																12,511,000	$ 15,329,000	$ 18,807,000
Financing Arrangements [Member]
Other Long-Term Debt																																																																$ 632,892,000
Term Loan and Other Financing Arrangements [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time																																																										3.30%						5.10%	4.90%	3.30%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																																																																2.64%	2.99%	1.82%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																																																																9.00%	7.47%	4.80%
Loans Payable [Member]
Long-Term Debt, Gross																																																																$ 1,621,691,000	$ 1,821,944,000
Loans Payable [Member] | Venetiko [Member]
Repayments of Debt																																														$ 7,395,100
Loans Payable [Member] | ZIM Shanghai [Member]
Repayments of Debt																																												$ 6,531,000
Loans Payable [Member] | ZIM New York [Member]
Repayments of Debt																																											$ 6,136,000
Loans Payable [Member] | Sealand Illinois [Member]
Repayments of Debt																							$ 6,492,000
Loans Payable [Member] | Oakland [Member]
Repayments of Debt				$ 2,668,200
Loans Payable [Member] | Loan Agreement with 11 Companies, Refinancing Tranche [Member]
Debt Instrument, Face Amount																																																																8,569,000
Debt Instrument, Periodic Payment, Total																																																																769,400
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Agreement, Maximum Borrowing Capacity																																																																																																													$ 17,625,000
Debt Instrument, Face Amount																																																																																																												$ 17,625,000
Repayments of Long-Term Debt																										$ 9,075,000
Long-Term Debt, Gross																																																																0	0
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																																																																											$ 48,000,000
Repayments of Long-Term Debt													$ 34,400,000
Long-Term Debt, Gross																																																																0	34,400,000
Loans Payable [Member] | Costamare Inc. 1 [Member]
Debt Instrument, Face Amount																																																																																																										$ 55,000,000
Repayments of Long-Term Debt																									$ 5,946,000
Debt Instrument, Prepaid Payment on Principal																													$ 21,242,000																																						$ 10,615,000
Proceeds from Issuance of Long-term Debt, Total																																																			$ 5,803,000
Long-Term Debt, Gross																																																																0	0
Loans Payable [Member] | Costamare Inc. 1 [Member] | Tranche A [Member]
Proceeds from Issuance of Debt																																																						$ 28,000,000
Loans Payable [Member] | Costamare Inc. 1 [Member] | Tranche B [Member]
Proceeds from Issuance of Debt																																																					$ 27,000,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																									$ 136,000,000
Repayments of Long-Term Debt														$ 82,800,000
Long-Term Debt, Gross																																																																0	82,800,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																								$ 68,000,000
Repayments of Long-Term Debt													$ 48,500,000
Long-Term Debt, Gross																																																																0	48,500,000
Loans Payable [Member] | Costamare Inc. 2 [Member]
Debt Instrument, Face Amount																																																																																																							$ 150,000,000
Repayments of Long-Term Debt												$ 112,430,000
Long-Term Debt, Gross																																																																0	112,430,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Debt Instrument, Face Amount																																																																																																						$ 94,000,000
Repayments of Long-Term Debt																					$ 64,852,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Debt Instrument, Face Amount																																																																																																					$ 30,000,000
Repayments of Long-Term Debt																																						$ 24,554,000
Proceeds from Issuance of Long-term Debt, Total																																																				$ 30,000,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al 2 [Member]
Debt Instrument, Face Amount																																																																																																				$ 70,000,000
Repayments of Long-Term Debt							$ 14,186,000										$ 8,503,000					$ 8,264,000						$ 13,964,000								$ 3,062,000
Loans Payable [Member] | Caravokyra Maritime Corporation et al. [Member]
Debt Instrument, Face Amount																																																																																																			$ 70,000,000
Repayments of Long-Term Debt									$ 6,663,000									$ 6,927,600												$ 35,885,000
Long-Term Debt, Gross																																																																0	6,928,000
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																	$ 8,100,000
Repayments of Long-Term Debt																$ 2,025,000
Long-Term Debt, Gross																																																																0	0
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Debt Instrument, Face Amount																																																																																																		$ 20,000,000
Repayments of Long-Term Debt																											$ 16,100,000
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																$ 12,500,000
Repayments of Long-Term Debt							9,980,000
Long-Term Debt, Gross																																																																0	1,054,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Debt Instrument, Face Amount																																																																																															$ 18,500,000
Repayments of Long-Term Debt																								$ 11,300,000
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																														$ 23,000,000
Repayments of Long-Term Debt														$ 17,750,000
Long-Term Debt, Gross																																																																0	17,750,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																													$ 150,000,000
Long-Term Debt, Gross																																																																120,536,000	131,250,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement Each Tranche [Member]
Debt Instrument, Face Amount																																																																60,267,900
Debt Instrument, Periodic Payment, Total																																																																1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																21,428,600
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																												$ 147,000,000
Long-Term Debt, Gross																																																																115,904,000	127,212,000
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche A [Member]
Debt Instrument, Face Amount																																																																57,951,900
Debt Instrument, Periodic Payment, Total																																																																1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																28,269,200
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche B [Member]
Debt Instrument, Face Amount																																																																57,951,900
Debt Instrument, Periodic Payment, Total																																																																1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																28,269,200
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																58,525,000																											$ 75,000,000
Debt Instrument, Periodic Payment, Total																																																																1,425,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																28,600,000
Long-Term Debt, Gross																																																																58,525,000	64,300,000
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																											$ 14,000,000
Repayments of Long-Term Debt																														$ 12,200,000
Long-Term Debt, Gross																																																																0	0
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Debt Instrument, Face Amount																																																																																									$ 158,105,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Refinancing Tranche [Member]
Proceeds from Issuance of Long-term Debt, Total																																																		$ 50,105,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																106,100
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche C [Member]
Repayments of Long-Term Debt																																					$ 34,730,000
Proceeds from Issuance of Long-term Debt, Total																																																		$ 38,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche A [Member]
Debt Instrument, Face Amount																																																																20,000,000
Proceeds from Issuance of Long-term Debt, Total																																																	$ 35,000,000
Debt Instrument, Periodic Payment, Total																																																																1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																2,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche B [Member]
Debt Instrument, Face Amount																																																																20,000,000
Proceeds from Issuance of Long-term Debt, Total																																															$ 35,000,000
Debt Instrument, Periodic Payment, Total																																																																1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																2,000,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																	$ 79,000,000
Repayments of Long-Term Debt									61,895,000
Long-Term Debt, Gross																																																																0	65,043,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A [Member]
Proceeds from Issuance of Long-term Debt, Total																																																$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche C [Member]
Proceeds from Issuance of Long-term Debt, Total																																													$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche D [Member]
Proceeds from Issuance of Long-term Debt, Total																																							$ 11,500,000
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Debt Instrument, Face Amount																																																																29,735,000																								$ 62,500,000
Repayments of Long-Term Debt			$ 1,775,000					$ 5,475,000																																															$ 1,775,000
Proceeds from Issuance of Debt																																																												5,963,800		7,300,000	49,236,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																15,598,800
Loans Payable [Member] | Acquisition of Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta [Member]
Debt Instrument, Face Amount																																																																																							$ 81,500,000
Repayments of Long-Term Debt															$ 62,788,000					$ 10,220,000
Proceeds from Issuance of Debt																																																										$ 11,150,000		$ 13,250,000		$ 12,480,000	$ 44,620,000
Loans Payable [Member] | Refinance Term Loans for Equity, Thunder, Rose and Clara [Member]
Debt Instrument, Face Amount																																																																																			$ 43,500,000
Repayments of Long-Term Debt															9,390,000					$ 19,562,500												$ 10,645,000
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Debt Instrument, Face Amount																																																																41,695,000																		$ 55,000,000
Proceeds from Issuance of Debt																																									$ 52,525,000
Debt Instrument, Periodic Payment, Total																																																																1,547,100
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																21,583,000
Loans Payable [Member] | Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member]
Debt Instrument, Face Amount																																																																38,500,000																$ 85,000,000
Proceeds from Issuance of Debt																																						$ 85,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																19,000,000
Loans Payable [Member] | Hunting License Loan Agreement with 15 Companies [Member]
Debt Instrument, Face Amount																																																																															$ 120,000,000
Repayments of Long-Term Debt															10,125,000
Proceeds from Issuance of Debt																																			$ 10,800,000
Loans Payable [Member] | Refinance Term Loan for Merida, Bermondi, Titan I and Uruguay [Member]
Debt Instrument, Face Amount																																																																24,240,000														$ 40,500,000
Proceeds from Issuance of Debt																																		$ 40,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																10,940,000
Loans Payable [Member] | Refinance Term Loans of 17 Companies [Member]
Debt Instrument, Face Amount																																																																376,857,000													$ 500,000,000
Proceeds from Issuance of Debt																																																									$ 500,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																89,523,000
Loans Payable [Member] | Refinance Term Loan for Reddick Shipping and Verandi Shipping [Member]
Debt Instrument, Face Amount																																																																33,000,000												$ 46,000,000
Proceeds from Issuance of Debt																								$ 46,000,000
Debt Instrument, Periodic Payment, Total																																																																3,000,000
Loans Payable [Member] | Refinance Term Loan for Quentin Shipping and Sander Shipping [Member]
Debt Instrument, Face Amount																																																																37,312,500											$ 85,000,000
Proceeds from Issuance of Debt																					$ 85,000,000
Debt Instrument, Periodic Payment, Total																																																																1,296,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																1,000,000
Loans Payable [Member] | Refinance Term Loan for Greneta Marine Corp, Merle Marine Corp and Gassin Marine Corp [Member]
Debt Instrument, Face Amount																																																																26,045,000										$ 30,000,000
Proceeds from Issuance of Debt																			$ 30,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																6,273,800
Loans Payable [Member] | Refinance Term Loan for Ten Companies [Member]
Debt Instrument, Face Amount																																																																260,630,000									$ 322,830,000
Repayments of Long-Term Debt																																																								$ 322,830,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																16,800,000
Loans Payable [Member] | Secured Floating Interest Rate Loan Agreement With Thirteen Companies [Member]
Debt Instrument, Face Amount																																																																101,065,000								$ 120,000,000
Proceeds from Issuance of Debt					$ 27,450,000										$ 82,885,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																39,948,000
Long-Term Debt, Current Maturities																																																																9,856,000
Loans Payable [Member] | NML Loan Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																900,000
Long-Term Debt, Gross																																																																5,995,000	0
Loans Payable [Member] | Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																64,000,000							$ 72,000,000
Proceeds from Issuance of Long-term Debt, Total									$ 69,000,000
Debt Instrument, Periodic Payment, Total																																																																2,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																9,000,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																						$ 25,548,000
Proceeds from Issuance of Long-term Debt, Total							$ 24,167,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Tranche A [Member]
Debt Instrument, Face Amount																																																																13,160,600
Debt Instrument, Periodic Payment, Total																																																																513,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																3,923,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Tranche B [Member]
Debt Instrument, Periodic Payment, Total																																																																361,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																2,744,000
Long-Term Debt, Gross																																																																9,256,400
Loans Payable [Member] | Loans Agreement With 15 Companies [Member]
Debt Instrument, Face Amount																																																																					$ 150,000,000
Proceeds from Issuance of Long-term Debt, Total						$ 65,779,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																36,172,000
Long-Term Debt, Gross																																																																63,312,000
Debt Instrument, Undrawn Value																																																																84,221,000
Loans Payable [Member] | Loans Agreements 4 NML Subsidiaries [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																14,400,000
Long-Term Debt, Gross																																																																34,920,000
Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries [Member]
Debt Instrument, Periodic Payment, Total																																																																520,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																9,100,000
Long-Term Debt, Gross																																																																18,460,000
Loans Payable [Member] | Loan Agreements with 6 Companies [Member]
Debt Instrument, Face Amount																																																																				$ 60,000,000
Proceeds from Issuance of Long-term Debt, Total	$ 12,000,000
Debt Instrument, Periodic Payment, Total																																																																272,700
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																																5,454,500
Long-Term Debt, Gross																																																																12,000,000
Debt Instrument, Undrawn Value																																																																48,000,000
Unsecured Debt [Member]
Long-Term Debt, Gross																																																																110,500,000	106,660,000
Unsecured Debt [Member] | The Bond [Member]
Debt Instrument, Face Amount																																																																																										$ 100,000,000
Long-Term Debt, Gross																																																																110,500,000
Interest Expense																																																																$ 2,962,000	$ 2,866,000	$ 1,896,000
Debt Instrument, Interest Rate, Stated Percentage																																																																																										2.70%
Debt Instrument, Early Redemption Requirement, Minimum Prepayment by Issuer																																																																																										$ 10,000,000
Debt Instrument, Early Redemption Requirement, Minimum Nominal Value of After Prepayment																																																																																										$ 50,000,000
Unsecured Debt [Member] | The Bond [Member] | The Fifth or Sixth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																										1.50%
Unsecured Debt [Member] | The Bond [Member] | The Seventh or Eighth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																										0.50%
Unsecured Debt [Member] | The Bond [Member] | The Ninth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																										0.00%